Accounts Payable and Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	March 31, 2015	December 31, 2014

Interest expense	$164,469	$87,774
Accounts payable	200,019	119,776
Payroll liabilities	11,030	7,839
	$375,518	$215,389

Accounts payable and accrued expenses consist of the following:

	December 31, 2014	December 31, 2013

Interest expense	$87,774	$1,158,465
Professional services	119,776	114,849
Patents	-	85,412
Deferred compensation	-	90,199
Transaction costs	-	75,000
Payroll liabilities	7,839	1,679
	$215,389	$1,525,604